Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		$ 237,986	$ 228,655	$ 208,655
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		144,420	137,146	118,205
Write-off impairment		7,932	3,692	13,334
Stock-based compensation		4,086	3,994	1,387
Amortization of Series A Notes discount (premium) and related issuance costs, net		(46)	(93)	(92)
Deferred income taxes and reserve, net		(5,345)	(15,059)	13,724
Loss (gain) on sale of property, plant and equipment		(34,926)	(34,154)	2,080
Gain on sale of investments, remeasurement of investments held under fair value method and deconsolidation of subsidiary		(23,572)	(7,928)	(41,822)
Equity in net (earnings) losses of affiliated companies and partnerships, net of dividend received(*)	[1]	(7,853)	8,526	17,929
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade and unbilled receivables and contract assets, net and prepaid expenses		(508,057)	(267,924)	(89,099)
Increase in inventories, net		(69,762)	(55,841)	(117,221)
Increase (decrease) in trade payables, other payables and accrued expenses		143,847	115,621	(89,956)
Severance, pension and termination indemnities, net		31,394	4,629	(31,363)
Increase (decrease) in contract liabilities (customer advances)		358,730	(174,582)	185,898
Net cash provided by (used in) operating activities		278,834	(53,318)	191,659
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and other assets		(132,210)	(137,604)	(102,301)
Acquisitions of subsidiaries and business operations (Schedule A)		218	357,144	504,447
Investments in affiliated companies and other companies		(8,212)	(8,567)	(7,538)
Proceeds from premises evacuation grants receivable		0	344,913	0
Deconsolidation of subsidiary (Schedule B)		0	0	(2,873)
Proceeds from sale of property, plant and equipment		71,933	36,671	4,388
Proceeds from sale of investments		44,200	0	0
Proceeds from sale of long-term deposits, net		221	(38)	(101)
Investment in short-term deposits		(683)	(2,314)	(10,361)
Proceeds from sale of short-term deposits		1,666	17,294	30,363
Net cash used in investing activities		(22,867)	(106,789)	(592,870)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options		0	0	48
Proceeds from Sale of Treasury Stock		0	184,840	0
Repayment of long-term loans		(370,367)	(243,324)	(775)
Proceeds from long-term loans		201,551	350,000	342,528
Repayment of Series A Notes		(55,532)	(55,532)	(55,532)
Dividends paid		(78,194)	(62,578)	(75,305)
Change in short-term bank credit and loans, net		104,309	(718)	242,652
Net cash provided by (used in) financing activities		(198,233)	172,688	453,616
NET INCREASE IN CASH AND CASH EQUIVALENTS		57,734	12,581	52,405
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR		221,060	208,479	156,074
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR		278,794	221,060	208,479
Dividends received from affiliated companies and partnerships		9,151	10,300	15,707
Cash paid during the year for:
Income taxes, net		44,212	12,850	26,463
Interest		$ 20,078	$ 35,301	$ 30,304

[1]	Dividends received from affiliated companies and partnerships